Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
		Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues - Note 13		$ 7,636	$ 18,760	$ 0
Cost of sales:
Production costs		7,486	16,421
Mine site period costs - Note 4		11,996	18,630
Depreciation and amortization mine site period costs		874	1,432
Depreciation and amortization		548	1,324
Write-down of production inventories - Note 4		10,959	17,924
Total cost of sales		31,863	55,731	0
Operating expenses:
General and administrative		10,432	12,438	3,161
Accretion - Note 11		94	187	211
Project and development				6,790
Pre-production depreciation and amortization				1,065
Care and maintenance				3,770
Loss from operations		(34,753)	(49,596)	(14,997)
Other income (expense):
Interest expense, net of capitalized interest of $290, $272, $334, and $417 respectively - Note 9		(15,072)	(34,959)	(30,039)
Interest income		35	147	226
Loss before reorganization items and income taxes		(49,790)	(84,408)	(44,810)
Reorganization items		0	0	(577)
Loss before income taxes		(49,790)	(84,408)	(45,387)
Income taxes - Note 15		0	0	0
Net loss		$ (49,790)	$ (84,408)	$ (45,387)
Loss per share:
Basic - Note 16		$ (2.71)	$ (9.02)	$ (151.80)
Diluted - Note 16		$ (2.71)	$ (9.02)	$ (151.80)
Weighted average shares outstanding(1):
Basic - Note 16	[1]	18,395,983	9,359,655	299,001
Diluted - Note 16	[1]	18,395,983	9,359,655	299,001

[1]	Retroactively restated for the reverse recapitalization. Refer to Note 2 - Summary of Significant Accounting Policies and Note 16 - Loss Per Share for further information.